Thornburg International Value Fund

Annual Report
september 30, 2002

Letter to shareholders

September 30, 2002

October 22, 2002

William V. Fries, CFA
Portfolio Manager

Dear fellow shareholder:

The total returns of the Thornburg International Value Fund share classes, for the fiscal year ended September 30, 2002 and year-to-date are shown in the table below. The table also includes results for the 3-year and since-inception periods as well. The returns are for investors who held shares for the entire periods shown with the assumption that all dividends were reinvested in additional shares.

Total return performance as of 9/30/02

                               A SHARES                         B SHARES                      C SHARES

                      YTD    1 Year  3 Years  Incept.     YTD     1 Year   Incept.     YTD    1 Year   3 Years   Incept.
Net Asset Value     (14.35)% (3.96)%  0.54%*  2.59%*    (14.86)% (4.85)%  (12.55)%*  (14.89)% (4.84)%  (0.36)%*  1.65%*
Max. Offering Price (18.18)% (8.26)% (1.00)%* 1.51%*    (19.12)% (9.61)%  (14.33)%*  (15.74)% (4.84)%  (0.36)%*  1.65%*


                               I SHARES
                      YTD    1 Year   Incept.
Net Asset Value     (14.02)% (3.55)% (12.03)%
Max. Offering Price (14.02)% (3.55)% (12.03)%



* Annualized
Past performance cannot guarantee future results.


Through April, Fund investment results were very encouraging, driven in part by gains in developing market holdings. More recently, disappointing economic trends in both the U. S. and Europe eroded confidence in a global economic upturn and stocks discounted future disappointment. Through the end of September, global stock prices suffered unrelenting pressure. The net result was a modest loss for the Fund over the 12-month period. While there is no joy in a loss, results could have been much worse, given the environment. Stocks that did well, especially in the difficult second half, reflected more resistance to price erosion than capital appreciation. These included auto stocks BMW and Honda, banks OTP and Banco Popular, and healthcare and consumer stable stocks. Technology issues gave up most of the first half gains. We had taken some profits in this area so the impact on the overall portfolio was muted. The table above lists holdings currently in the Fund that were added to the portfolio during the past year.

Inception of Class A and C shares: 5/28/98. Inception of Class B shares:4/03/00.

New Holdings
BMW                  The Boots Co.     BP Amoco
Denway Motors        Honda             IHC Caland
Munich Re            Unilever          United Micro Electronics
Egis Ltd.            Givaudan

The impact of stocks bought and sold during the year-and the change in industry exposures is-shown in the table to the left. Most notable is the increase in auto holdings. Exposure to emerging markets peaked in the second quarter.

TOP INDUSTRIES

              9/30/2002                     9/30/2001

        12.6%     Energy                 14.3%    Energy
         9.9%     Retail                  8.1%    Food, Bev., & Tobacco
         9.8%     Auto & Component        8.0%    Banking
         9.5%     Food, Bev., & Tobacco   8.0%    Technology
         8.4%     Banking                 7.4%    Retail

Percentages and holdings can and do vary over time.

Country exposure did not change much over the year, although profits were taken in a number of stocks based in developing markets. From an economic growth potential standpoint, a number of developing markets continue on a healthy pace. China, in particular, continues to serve as an economic driver for other Asian countries as well as for western technology and communications manufacturers. Some of our recent purchases assume the expansion in China is sustainable.

Holdings by Country*

                  9/30/     9/30/
                  2002      2001
UK                17.6%     14.4%
Germany           12.3%     8.5%
Switzerland       12.2%     9.1%
Hungary            7.1%     3.0%
Japan              6.7%     5.7%
United States      6.0%     5.5%
China              5.6%     7.7%
Mexico             5.3%     5.3%
Korea              5.0%     4.1%
Sweden             3.5%     3.1%
Spain              3.1%     3.6%
Italy              3.1%     2.0%
Ireland            3.0%     2.8%
Holland            2.4%     -
Netherlands        2.3%     -
Taiwan             2.2%     2.5%
Brazil             1.4%     0.9%
Hong Kong          0.7%     -
Cananda            0.4%     1.8%
France             0.17%    0.9%

*  Percentages and holdings can and do vary over time.

Early in the year we changed the Fund name to International Value Fund from Global Value Fund. No change in the portfolio strategy or holdings was influenced by the name change. The Fund was intended to invest principally
outside the U. S. and has consistently done so.   The change in name more
accurately reflects this portfolio characteristic.

The current rebound of stock prices in the U. S. is starting to bolster confidence in overseas markets as well. A number of technology issues are well off the bottom. Though these issues are discounting a recovery that is not yet visible, this is not unusual with essentially cyclical stocks. Any evidence that business is improving will likely impact depressed equities fairly immediately. We appreciate your patience in what has been a challenging environment.

Please see our website at www.thornburg.com to learn about current portfolio holdings.

Thank you for investing with us in the Thornburg International Value Fund.

Respectfully,

William V. Fries, CFA
Portfolio Manager

Statement of assets and liabilities

Thornburg International Value Fund

September 30, 2002

ASSETS
Investments at value (cost $149,911,741) ...............................................   $ 131,462,991
Cash ...................................................................................         790,724
Cash denominated in foreign currency (cost $29,014) ....................................          29,027
Receivable for fund shares sold ........................................................         579,967
Net unrealized gain on forward exchange contracts (Note 7) .............................         600,083
Dividends receivable ...................................................................         235,410
Prepaid expenses and other assets ......................................................          23,852
                  Total Assets .........................................................   $ 133,722,054

LIABILITIES
Payable for fund shares redeemed .......................................................         210,463
Payable to investment adviser (Note 3) .................................................         109,435
Accounts payable and accrued expenses ..................................................          58,296
                  Total Liabilities ....................................................         378,194
NET ASSETS .............................................................................   $ 133,343,860

NET ASSETS CONSIST OF:
         Accumulated net investment loss ...............................................   $  (3,325,722)
         Net unrealized depreciation ...................................................     (17,843,314)
         Accumulated net realized loss .................................................     (13,937,242)
         Net capital paid in on shares of beneficial interest ..........................     168,450,138
                                                                                           $ 133,343,860
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($69,490,277 applicable to 5,847,661 shares of beneficial
interest outstanding - Note 4) .........................................................   $       11.88

Maximum sales charge, 4.50% of offering price ..........................................            0.56
Maximum Offering Price Per Share .......................................................   $       12.44

Class B Shares:
Net asset value and offering price per share *
($4,672,060 applicable to 403,952 shares of beneficial
interest outstanding - Note 4) .........................................................   $       11.57

Class C Shares:
Net asset value and offering price per share*
($39,994,548 applicable to 3,448,840 shares of beneficial
interest outstanding - Note 4) .........................................................   $       11.60

Class I Shares:
Net asset value, offering and redemption price per share
($19,186,975 applicable to 1,604,737 shares of beneficial interest outstanding - Note 4)   $       11.96

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of Operations

Thornburg International Value Fund

Year Ended September 30, 2002

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $271,585)   $  2,080,875
Interest income ...........................................        182,557

                  Total Income ............................      2,263,432

EXPENSES ..................................................
Investment advisory fees (Note 3)                                1,134,075
Administration fees (Note 3)
         Class A Shares ...................................         91,619
         Class B Shares ...................................          5,288
         Class C Shares ...................................         44,466
         Class I Shares ...................................          8,255
Distribution and service fees (Note 3) ....................
         Class A Shares                                            183,238
         Class B Shares ...................................         42,307
         Class C Shares ...................................        355,725
Transfer agent fees
         Class A Shares ...................................        126,138
         Class B Shares ...................................         22,663
         Class C Shares ...................................         62,590
         Class I Shares ...................................         25,475
Registration & filing fees
         Class A Shares ...................................         12,188
         Class B Shares ...................................          7,870
         Class C Shares ...................................          9,023
         Class I Shares ...................................         12,692
Custodian fees ............................................        138,228
Professional fees .........................................          5,380
Accounting fees ...........................................          7,847
Trustee fees ..............................................          2,296
Other expenses ............................................         45,478

                  Total Expenses ..........................      2,342,841

Less:
         Expenses reimbursed by investment adviser (Note 3)        (86,108)
         Expenses paid indirectly (Note 3) ................         (3,728)

                  Net Expenses ............................      2,253,005

                  Net Investment Income ...................         10,427


REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on: .....................................
         Investments                                            (8,714,289)
         Foreign currency transactions ....................     (4,665,997)
                                                               (13,380,286)
Net change in unrealized appreciation (depreciation) on: ..
         Investments                                              (399,284)
         Foreign currency translation .....................      2,288,180
                                                                 1,888,896
                  Net Realized and Unrealized
                  Loss on Investments .....................    (11,491,390)

                  Net Decrease in Net Assets Resulting
                  From Operations .........................   $(11,480,963)

See notes to financial statements .........................

Statements of Changes in net assets

Thornburg International Value Fund

                                                                 Year Ended         Year Ended
                                                             September 30, 2002  September 30, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income .......................................   $      10,427    $      92,483
Net realized gain (loss) on investments and foreign currency
transactions ................................................     (13,380,286)         404,440
Increase (Decrease) in unrealized appreciation (depreciation)
on investments and foreign currency translation .............       1,888,896      (26,303,190)


                  Net Decrease in Net Assets
                  Resulting from Operations .................     (11,480,963)     (25,806,267)

DIVIDENDS TO SHAREHOLDERS:
From net investment income ..................................
         Class A Shares                                                     0       (4,174,532)
         Class B Shares .....................................               0          (98,060)
         Class C Shares .....................................               0       (1,448,888)
         Class I Shares .....................................               0          (66,258)

From Return of capital ......................................
         Class A Shares                                                     0         (236,939)
         Class B Shares .....................................               0           (7,244)
         Class C Shares .....................................               0          (82,694)
         Class I Shares .....................................               0          (45,212)


FUND SHARE TRANSACTIONS - (Note 4) ..........................
         Class A Shares                                            18,256,217          683,009
         Class B Shares .....................................       2,719,253        2,024,286
         Class C Shares .....................................      17,418,518        9,186,880
         Class I Shares .....................................       9,679,423       13,362,735

                  Net Increase (Decrease) in Net Assets .....      36,592,448       (6,709,184)

NET ASSETS:
         Beginning of year ..................................      96,751,412      103,460,596

         End of year ........................................   $ 133,343,860    $  96,751,412


See notes to financial statements ...........................

Notes to financial statements

Thornburg International Value Fund

September 30, 2002

Note 1 - Organization
Thornburg International Value Fund (formerly Global Value Fund), hereinafter referred to as the "Fund," is a diversified series of Thornburg Investment Trust (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eight series of shares of beneficial interest in addition to those of the Fund: Thornburg Limited Term U.S. Government Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term Income Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Value Fund, Thornburg Core Growth Fund and Thornburg New York Intermediate Municipal Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund seeks long-term capital appreciation by investing in both foreign and domestic equity securities selected on a value basis.

The Fund currently offers four classes of shares of beneficial interest, Class A, Class B, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee,
(ii) Class B shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption, and bear both a service fee and distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (v) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees and certain registration and transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Securities: In determining net asset value, investments are stated at value based on latest sales prices, normally at 4:00 pm EST, reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost which approximates market value.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on market changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date.

Dividends: Dividends to shareholders are generally paid quarterly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net realized capital gains, to the extent available, will be distributed at least annually. Distributions to shareholders are based on income tax regulations and therefore, their characteristics may differ for financial statement and tax purposes.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services to the Fund for which the fees are payable at the end of each month. For the year ended September 30, 2002, these fees were payable at annual rates ranging from 7/8 of 1% to 5/8 of 1% of the average daily net assets of the Fund depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended September 30, 2002, the Adviser voluntarily reimbursed certain class specific expenses and administrative fees of $18,765 for Class A shares, $20,921 for Class B shares, and $46,422 for Class I shares.
The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund's shares. For the year ended September 30, 2002, the Distributor has advised the Fund that it earned net commissions aggregating $21,345 from the sale of Class A shares of the Fund, and collected contingent deferred sales charges aggregating $8,434 from redemptions of Class B and Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% per annum of its average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own resources additional expenses for distribution of the Fund's shares.

The Fund has also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to the Fund's Class B and Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class B and Class C shares of the Fund at an annual rate of up to 3/4 of 1% of the average daily net assets attributable to Class B and Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the year ended September 30, 2002 are set forth in the statement of operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodians' fees through credits earned by the Fund's cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the year ended September 30, 2002 fees paid indirectly were $3,728.

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

At September 30, 2002 5.03% of the Funds shares were owned by the Adviser and other affiliates of the Fund.

Note 4 - Shares of Beneficial Interest
At September 30, 2002, there were an unlimited number of shares of beneficial interest authorized. Sales of Class I shares of the International Value Fund commenced March 30, 2001. Transactions in shares of beneficial interest were as follows:

                                                       Year Ended                         Year Ended
                                                  September 30, 2002                 September 30, 2001

                                                 Shares          Amount            Shares          Amount

Class A Shares
Shares sold .................................   3,801,273    $  52,564,406        7,838,792    $ 119,043,640
Shares issued to shareholders in
         reinvestment of dividends ..........     275,777        4,284,178
Shares repurchased ** .......................  (2,520,422)     (34,308,189)      (8,118,162)    (122,644,809)

Net Increase (Decrease) .....................   1,280,851    $  18,256,217           (3,593)   $     683,009

**The Fund charges a redemption fee of 1% of the Class A shares exchanged within 90 days of purchase. For the year ended September 30, 2002, $118,644 was netted in the amount reported for shares repurchased ..................................


Class B
Shares Shares sold ..........................     367,883    $   5,086,178          138,208    $   2,083,815
Shares issued to shareholders
         in reinvestment of dividends .......        --               --              6,546          100,336
Shares repurchased ..........................    (175,295)      (2,366,925)         (10,628)        (159,865)

Net Increase ................................     192,588    $   2,719,253          134,126    $   2,024,286

Class C Shares
Shares sold .................................   1,995,189    $  26,837,191          919,550    $  13,870,256
Shares issued to shareholders
         in reinvestment of dividends .......        --               --             86,121        1,323,505
Shares repurchased ..........................    (713,915)      (9,418,673)        (422,363)      (6,006,881)

Net Increase ................................   1,281,274    $  17,418,518          583,308    $   9,186,880

Class I Shares
Shares sold .................................     895,191    $  12,425,312          967,671    $  14,274,632
Shares issued to shareholders
         in reinvestment of dividends .......        --               --              7,326          109,370
Shares repurchased ** .......................    (197,922)      (2,745,889)         (67,529)      (1,021,267)

Net Increase ................................     697,269    $   9,679,423          907,468    $  13,362,735


**The Fund charges a redemption fee of 1% of the Class I shares exchanged within 90 days of purchase. For the year ended September 30, 2002, $160 was netted in the amount reported for shares repurchased.


Note 5 - Securities Transactions
For the year ended September 30, 2002, the Fund had purchase and sale transactions of investment securities (excluding short term securities) of $77,544,392 and $33,678,116, respectively.

Note 6 - Income Taxes
At September 30, 2002, information on the tax components of capital is as follows:
Cost of investments for tax purposes        $        150,240,712
Gross tax unrealized appreciation                     10,565,300
Gross tax unrealized depreciation                    (29,343,021)
Net tax unrealized depreciation
on investments                              $        (18,777,721)


At September 30, 2002, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
         2007              $          119,008
         2008                         272,996
         2009                         917,688
         2010                       3,523,281
                           $        4,832,973

As of September 30, 2002 the Fund had deferred currency and capital losses occurring subsequent to October 31, 2001 of $2,725,640 and $8,775,298, respectively. For tax purposes, such losses will be reflected in the year ending September 30, 2003.

To the extent such carryforwards are used in future years, capital gain distributions may be reduced to the extent provided by regulations.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of wash sale losses, foreign currency transactions and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

Note 7 - Financial Instruments with Off-Balance Sheet Risk

During the year ended September 30, 2002, the Fund was a party to financial instruments with off-balance sheet risks, primarily currency forward exchange contracts. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. These contracts are entered into in order to minimize the risk to the Fund with respect to its foreign stock transactions from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign stock transactions. These instruments may involve risks in excess of the amount recognized on the Statement of Assets and Liabilities. Such risks would arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency value and interest rates and contract positions that are not exact offsets. These contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the dates of entry into the contract.


CONTRACTS TO SELL:

3,400,000         Brazilian Real for 1,194,240 U.S.D.,
                  December 11, 2002                              276,726

639,000           Brazilian Real for 186,842 U.S.D.,
                  February 26, 2003                               21,098

515,000,000       Japanese Yen for 4,261,129 U.S.D.,
                  March 19, 2003                                  (1,292)

53,600,000        Mexican Peso for 5,392,897 U.S.D.,
                  December 18, 2002                              228,091

20,500,000        Mexican Peso for 2,021,098 U.S.D.,
                  February 19, 2003                               75,460

Net unrealized Gain from forward exchange contracts           $  600,083

Financial highlights

                                                                                                                       Period Ended
                                                                              Year Ended September 30,          September 30,
                                                                 2002     2001     2000     1999    1998(a)
Class A Shares:
Per share operating performance
(for a share outstanding throughout the period) +

Net asset value, beginning of period .................   $       12.37  $       16.64  $       12.95  $        9.79  $     11.94

Income from investment operations:
                  Net investment income ..............            0.03           0.03           0.44           0.12         0.03
                  Net realized and unrealized
                  gain (loss) on investments .........           (0.54)         (3.39)          4.03           3.18        (2.15)

Total from investment operations .....................           (0.51)         (3.36)          4.47           3.30        (2.12)
Redemption Fees added to paid in capital .............            0.02
Less dividends from:
                  Net investment income ..............            --            (0.86)         (0.78)         (0.14)       (0.03)
                  Return of capital .................             --            (0.05)           --             --           --
Change in net asset value ............................           (0.49)         (4.27)          3.69           3.16        (2.15)

Net asset value, end of period .......................   $       11.88  $       12.37  $       16.64  $       12.95  $      9.79

Total Return (b) .....................................           (3.96)% (d)   (21.28)%        34.42%         33.79%      (17.80)%

Ratios/Supplemental Data Ratios to average net assets:
             Net investment income ...................            0.19%          0.22%          2.61%          1.07%       1.04%(c)
             Expenses, after expense reductions .                 1.57%          1.54%          1.53%          1.63%       1.63%(c)
             Expenses, before expense reductions                  1.60%c         1.56%          1.55%          1.93%       2.88%(c)

Portfolio turnover rate ..............................           28.39%         61.05%         86.13%         58.09%       44.66%

Net assets at end of period (000) ...................    $       69,490  $      56,507  $      76,070  $      23,202  $     7,440


(a) Fund commenced operations on May 28, 1998
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized
(d) Including the effect of redemptoin fees of 0.16% added to paid in capital. + Based on weighted average shares outstanding



                                                                                          Period Ended
                                                              Year Ended September 30,    September 30,
                                                                 2002          2001          2000 (a)
Class B Shares:
Per share operating performance
(for a share outstanding throughout the period) +

Net asset value, beginning of period .................   $      12.16  $      16.44  $      17.62

Income from investment operations:
                  Net investment income (loss) .......          (0.08)        (0.06)         0.14
                  Net realized and unrealized
                     gain (loss) on investments ......          (0.51)        (3.36)        (0.79)
Total from investment operations .....................          (0.59)        (3.42)        (0.65)
                  Less dividends from:
                  Net investment income ..............            --          (0.82)        (0.53)
                  Return of capital ..................            --          (0.04)          --



Change in net asset value ............................          (0.59)        (4.28)        (1.18)
Net asset value, end of period .......................   $      11.57  $      12.16  $      16.44

Total Return .........................................          (4.85)%      (21.86)%       (3.73)%

Ratios/Supplemental Data Ratios to average net assets:
                  Net investment income (loss) .......          (0.58)%       (0.39)%        1.63% (b)
                  Expenses, after expense reductions .           2.39%         2.40%         2.38% (b)
Expenses, before expense reductions ..................           2.88%         3.62%         6.08% (b)

Portfolio turnover rate ..............................          28.39%        61.05%        86.13%

Net assets at end of period (000) ..................    $       4,672    $    2,570     $   1,270



(a) Effective date of Class B shares was April 3, 2000.
(b) Annualized
 +  Based on weighted average shares outstanding

                                                                                                                     Period Ended
                                                                            Year Ended September 30,                 September 30,
                                                                  2002          2001           2000          1999       1998(a)

Class C Shares:
Per share operating performance
(for a share outstanding throughout the period) +

Net asset value, beginning of period .................   $       12.19  $       16.49  $       12.88  $       9.77  $    11.94

Income from investment operations:
         Net investment income (loss) ................           (0.08)         (0.08)          0.38          0.04        0.01
         Net realized and unrealized
            gain (loss) on investments ...............           (0.51)         (3.37)          3.91          3.14       (2.17)


Total from investment operations .....................           (0.59)         (3.45)          4.29          3.18       (2.16)
Less dividends from:
         Net investment income .......................             --           (0.81)         (0.68)        (0.07)      (0.01)
         Return of capital ...........................             --           (0.04)           --            --          --

Change in net asset value ............................           (0.59)         (4.30)          3.61          3.11       (2.17)
Net asset value, end of period .......................   $       11.60  $       12.19  $       16.49  $      12.88  $     9.77

Total Return .........................................           (4.84)%       (21.96)%        33.20%        32.59%     (18.12)%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income (loss) ................           (0.62)%        (0.51)%         2.25%         0.11%      (0.02)%(b)
         Expenses, after expense reductions ..........            2.36%          2.37%          2.37%         2.38%       2.38% (b)
         Expenses, before expense reductions .........            2.36%          2.39%          2.43%         3.63%      11.91% (b)

Portfolio turnover rate ..............................           28.39%         61.05%         86.13%        58.09%      44.66%

Net assets at end of period (000) ...................     $      39,995  $      26,426   $     26,120  $     3,235   $     577


(a) Effective date of Class C shares was May 28, 1998.
(b) Annualized
 +  Based on weighted average shares outstanding


                                                            Year Ended        Period Ended
                                                           September 30,      September 30,
                                                                2002             2001(a)

Class I Shares:
Per share operating performance
(for a share outstanding throughout the period)+

Net asset value, beginning of period .................   $       12.40  $       14.63

Income from investment operations:
         Net investment income .......................            0.10           0.11
         Net realized and unrealized
            gain (loss) on investments ...............           (0.54)         (2.21)

Total from investment operations .....................           (0.44)         (2.10)
Less dividends from:
         Net investment income .......................             --           (0.08)
         In excess of net investment income                        --           (0.05)

Change in net asset value ............................           (0.44)         (2.23)
         Net asset value, end of period                  $       11.96   $      12.40

Total Return .........................................           (3.55)%       (14.50)%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................            0.71%          1.57% (b)
         Expenses, after expense reductions ..........            0.99%          0.97% (b)
         Expenses, before expense reductions .........            1.28%          1.38% (b)

Portfolio turnover rate ..............................           28.39%         61.05%

Net assets
at end of period (000) ............................      $       19,187   $     11,249

(a) Effective date of Class I shares was March 30, 2001.
(b) Annualized
+ Based on weighted average shares outstanding.


Schedule of investments

Thornburg Global Value Fund                 September 30, 2002

CUSIPS: Class A - 885-215-657, Class B - 885-215-616, Class C - 885-215-640,
Class I - 885-215-566 NASDAQ Symbols: Class A - TGVAX, Class B - THGBX
(proposed)*, Class C -THGCX**, Class I  TGVIX
*The proposed Class B symbol (TGVBX) has been changed to THGBX.
**The proposed Class C symbol (TGVCX) has been changed to THGCX.


COMMON STOCKS 84.30%
AIRPORTS (2.60%)
Fraport AG                                                                         200,000                      $ 3,916,234
AUTOMOBILES (8.70%)
Bayerische Motoren Werke AG                                                        97,600                         3,134,742
Denway Motors Ltd                                                                  10,414,400                     3,271,378
Honda Motor Co.                                                                    96,200                         3,895,889
Hyundai Motor Co.                                                                  233,400                        2,567,400
BANKS (7.50%)
Banco Popular                                                                      100,000                        3,851,029
Bank of Ireland                                                                    382,200                        3,753,289
OTP Bank                                                                           210,800                        3,458,258
BIOTECHNOLOGY (1.70%)
Bachem AG                                                                          46,758                         2,534,309
BUILDING MATERIALS (2.30%)
Cemex SA                                                                           115,000                        2,397,750
Dyckerhoff AG Preferred                                                            173,390                        1,036,369
CHEMICALS (2.90%)
Givaudan Ag                                                                        9,500                          4,247,968
CAPITAL EQUIPMENT (2.60%)
Embraer                                                                            288,495                        986,957
Embraer ADR                                                                        61,055                         812,031
Muhlbauer Holding AG                                                               85,412                         873,362
Pfeiffer Vacuum Technology                                                         74,582                         1,256,300
CONSUMER ELECTRONICS (1.90%)
Canon Inc                                                                          85,000                         2,778,987
DEFENSE (0.90%)
BAE Systems                                                                        449,700                        1,355,662
FINANCIAL SERVICES (4.50%)
Deutsche Boerse AG                                                                 101,700                        3,396,039
Julius Baer Hldg                                                                   17,400                         3,359,756
FOOD & BEVERAGES (5.40%)
Cadbury Schweppes                                                                  595,200                        3,971,726
Kraft Foods Inc.                                                                   109,900                        4,006,954
HEALTHCARE PRODUCTS (3.50%)
Smith & Nephew                                                                     861,148                        5,192,021
HOUSEHOLD PRODUCTS (2.00%)
Unilever Nv                                                                        49,300                         2,917,485
INSURANCE (1.30%)
Munchener Ruckversicherungs AG                                                     18,100                         1,907,819
OIL & GAS (11.20%)
BP Amoco                                                                           65,700                         2,621,430
CNOOC Ltd                                                                          130,000                        3,663,400
ENI                                                                                278,100                        3,813,514
IHC Caland Nv                                                                      66,800                         3,035,773
Unocal Corp.                                                                       110,000                        3,452,900
PHARMACEUTICALS (7.00%)
Egis Gyogyszergyar                                                                 51,200                         2,161,873
Gedeon Richter RT                                                                  65,700                         3,122,220
Novartis AG                                                                        127,100                        5,049,683
RETAIL (8.80%)
Boots Co.                                                                          499,800                        4,147,330
Tesco PLC                                                                          1,439,290                      4,649,599
Walmart De Mexico                                                                  1,735,000                      4,202,305
TECHNOLOGY - SEMI CONDUCTORS & EQUIPMENT (2.70%)
ASE Test +                                                                         220,800                        779,424
ASM Pacific                                                                        468,100                        801,217
Gemplus International +                                                            401,300                        178,409
Gemplus Intl SA ADR +                                                              40,000                         36,000
Taiwan Semiconductor +                                                             543,840                        641,005
United Micro Electronics +                                                         2,333,350                      1,585,902
TECHNOLOGY - SOFTWARE & SERVICES (0.30%)
BCE Emergis Inc. +                                                                 138,500                        473,280
TECHNOLOGY - MANUFACTURING (2.40%)
Samsung Electronics                                                                14,500                         3,539,912
TELECOMMUNICATION SERVICES (1.10%)
NTT DoCoMo                                                                         1,000                          1,708,629
TOBACCO (3.00%)
Swedish Match AB                                                                   585,378                        4,419,615

TOTAL COMMON STOCKS (Cost $143,411,884)                                                                           124,963,134

COMMERCIAL PAPER 4.40%
American General Finance, 1.55% due 10/1/2002                                      3,500,000                      3,500,000
Toyota Motor Credit Corp., 1.71% due 10/2/2002                                     3,000,000                      2,999,857

TOTAL COMMERCIAL PAPER (Cost $6,499,857)                                                                          6,499,857


TOTAL INVESTMENTS (100%) (Cost $149,911,741)                                                                  $ 131,462,991
+ Non-income producing.
See notes to financial statements.




Report of independent accountants

Thornburg International Value Fund

September 30, 2002




To the Trustees and Shareholders of
Thornburg Investment Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg International Value Fund (formerly Thornburg Global Value Fund) series of Thornburg Investment Trust (the "Fund") at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended September 30, 1998 were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP

New York, New York
November 8, 2002

index comparisons

Thornburg International Value Fund

September 30, 2002

Index Comparison
Compares performance of Thornburg International Value Fund and Morgan Stanley Capital International Europe, Australia and Far East Index for the period April 30, 1998 to September 30, 2002. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

International Value Fund Class A Shares

Fund A Shares
 MSCI EAFE

Class A Shares Average Annual Total Returns
(at max. offering price) (periods ending 9/30/02)
1 Year:                                    (8.26)%
From Inception (12/27/00):                  1.51%

International Value Fund Class C Shares

Fund C Shares
 MSCI EAFE

Class C Shares
Average Annual Total Returns (periods ending 9/30/02)
1 Year:                                   (4.84)%
From Inception (12/27/00):                 1.65%

trustees and officers

Thornburg International Value Fund

September 30, 2002

Name, Address       Position(s)       Term of           Principal                        Number of         Other
and Age (1)         Held with         Office            Occupation(s)                    Portfolios        Directorships
                    Fund (2)          and               During Past                      in Fund           Held by
                                      Length of         5 Years                          Complex           Trustee or
                                      Time                                               Overseen          Nominee for
                                      Served                                             by Trustee(2)     Trustee

Interested Trustees

Garrett             Chairman          Trustee           CEO, Chairman and controlling    Eleven            None
Thornburg,          of Trustees (3)   Since             shareholder of Thornburg
56                                    1987 (4)          Investment Management, Inc.
                                                        (investment adviser) and
                                                        Thornburg Securities
                                                        Corporation (securities dealer);
                                                        Chairman of Thornburg Limited
                                                        Term Municipal Fund, Inc.
                                                        (registered investment company);
                                                        CEO and Chairman of Thornburg
                                                        Mortgage, Inc. (real estate
                                                        investment trust); Chairman
                                                        of Thornburg Mortgage
                                                        Advisory Corporation (investment
                                                        manager to Thornburg
                                                        Mortgage, Inc.).

Brian J. McMahon,   Trustee,          Trustee           President and Managing Director    Nine            None
46                  President,        Since             of Thornburg Investment
                    Assistant         2001;             Management, Inc.; President
                    Secretary (5)     President         of Thornburg Limited Term
                                      Since 1997        Municipal Fund, Inc.
                                      (4)(6)

Independent Trustees

David A. Ater,      Trustee           Trustee           Principal in Ater & Ater           Nine            Director of
55                                    since             Associates, Santa Fe, New                          Thornburg
                                      1994 (4)          Mexico (developer, planner                         Mortgage, Inc.
                                                        and broker of residential and                      (real estate
                                                        commercial real estate); owner,                    investment trust)
                                                        developer and broker for
                                                        various real estate projects.

David D. Chase,     Trustee           Trustee           Chairman, President and CEO        Eleven          Director of
61                                    since             of general partner of Vestor                       Thornburg
                                      2001 (4)          Partners, LP, Santa Fe, NM                         Limited Term
                                                        (private equity fund); Chairman                    Municipal Fund,
                                                        and CEO of Vestor Holdings,                        Inc. (registered
                                                        Inc., Santa Fe, NM (merchant                       investment
                                                        bank).                                             company)

Forrest S. Smith,   Trustee           Trustee           Attorney in private practice        Nine           None
72                                    since             and shareholder, Catron, Catron
                                      1987 (4)          & Sawtell (law firm), Santa Fe, NM.


James W. Weyhrauch, Trustee          Trustee           Executive Vice President and        Nine           None
42                                   since             Director, Nambe Mills, Inc.
                                     1996 (4)          (manufacturer) Santa Fe, NM.

Officers of the Fund (who are not Trustees) (7)

Dawn B. Fischer,    Secretary;        Secretary         Vice President, Secretary and       N/A            N/A
55                  Assistant         and               Managing Director, Thornburg
                    Treasurer         Assistant         Investment Management, Inc.;
                                      Treasurer         Secretary, Thornburg Limited Term
                                      Since 1987        Municipal Fund, Inc.; Secretary,
                                      (6)               Thornburg Securities Corporation;
                                                        Vice President, Daily Tax Free
                                                        Income Fund, Inc. (registered
                                                        investment company).

Steven J. Bohlin,   Vice President;   Vice              Vice President and Managing          N/A           N/A
43                  Treasurer         President         Director of Thornburg Investment
                                      Since 1987;       Management, Inc.; Vice President
                                      Treasurer         of Thornburg Limited Term
                                      Since 1989        Municipal Fund, Inc.
                                      (6)

George T.Strickland,Vice President    Vice              Vice President and Managing          N/A           N/A
39                                    President         Director of Thornburg Investment
                                      Since 1999        Management, Inc.; Vice President
                                      (6)               of Thornburg Limited Term
                                                        Municipal Fund, Inc.

William V. Fries,   Vice President    Vice              Managing Director of                 N/A           N/A
63                                    President         Thornburg Investment
                                      Since 1995        Management, Inc.
                                      (6)


Leigh Moiola,       Vice President    Vice              Vice President and Managing          N/A           N/A
35                                    President         Director of Thornburg Investment
                                      Since 2001        Management, Inc.; Vice President
                                      (6)               of Thornburg Limited Term
                                                        Municipal Fund, Inc.

Kenneth Ziesenheim, Vice President    Vice              Managing Director of Thornburg       N/A           N/A
48                                    President         Investment Management, Inc.;
                                      Since 1995        President of Thornburg Securities
                                      (6)               Corporation; Vice President
                                                        of Thornburg Limited Term
                                                        Municipal Fund, Inc.

Alexander Motola,   Vice President    Vice              Managing Director of Thornburg       N/A           N/A
32                                    President         Investment Management, Inc.
                                      Since 2001        since 2000; Vice President of
                                      (6)               Thornburg Limited Term
                                                        Municipal Fund, Inc. since 2001;
                                                        Portfolio Manager, Insight Capital
                                                        Research & Management, Inc.,
                                                        Walnut Creek, California
                                                        1995-2000.
Dale Van Scoyk,    Vice President     Vice              Account Manager for Thornburg        N/A           N/A
54                                    President         Investment Management, Inc.
                                      Since 1998        since 1997, and Vice President
                                      (6)               and Managing Director since
                                                        1999; Vice President of Thornburg
                                                        Limited Term Municipal Fund,
                                                        Inc. since 1999; National Account
                                                        Manager for Heartland Funds
                                                        1993-1997.

Wendy Trevisani,  Vice President     Vice               Associate of Thornburg Investment    N/A           N/A
31                                   President          Management, Inc. since 1999 and
                                     Since 1999         Vice President since 2000; Vice
                                     (6)                President of Thornburg Limited
                                                        Term Municipal Fund, Inc.
                                                        1999-2002; Sales Representative,
                                                        Salomon Smith Barney 1996-1999.

Joshua Gonze,     Vice President     Vice               Associate (and since 1999 a          N/A           N/A
40                                   President          Vice President of Thornburg
                                     Since 2001         Investment Management, Inc.);
                                     (6)                Vice President of Thornburg
                                                        Limited Term Municipal Fund, Inc.
                                                        Since 2001; Associate Director,
                                                        Corporate Credit Ratings, Standard
                                                        & Poor's Corporation 1994-1996.

Brad Kinkelaar,   Vice President     Vice               Assistant Portfolio Manager of       N/A           N/A
34                                   President          Thornburg Investment Management,
                                     Since 2001         Inc. since 1999; Vice President
                                     (6)                of Thornburg Limited Term
                                                        Municipal Fund, Inc. 2001-2002;
                                                        Equity Investment Analyst,
                                                        State Farm Insurance Companies
                                                        1996-1999.

Kerry Lee,        Vice President     Vice               Associate of Thornburg Investment    N/A           N/A
35                                   President          Management, Inc.; Vice President
                                     Since 1999         of Thornburg Limited Term
                                     (6)                Municipal Fund, Inc. 1999-2002
                                                        and Assistant Vice President
                                                        1998-1999.

(1) Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2) The Fund is one of nine separate investment "funds" or "portfolios" of
    Thornburg Investment Trust (the "Trust"), organized as a Massachusetts business trust. The Trust currently has nine active funds, which are considered for certain regulatory purposes as parts of a "fund complex" with the two funds of
    Thornburg Limited Term Municipal Fund, Inc. Thornburg Investment Management,
    Inc. is the investment adviser to, and manages, the eleven funds of the Trust and Thornburg Limited Term Municipal Fund, Inc.
(3) Mr. Thornburg is considered an "interested" Trustee under the Investment
    Company Act of 1940 because he is a director and controlling shareholder of
    Thornburg Investment Management, Inc. the investment adviser to the nine active funds of the Trust, and is the sole director and controlling shareholder of
    Thornburg Securities Corporation, the distributor of shares for the Trust.
(4) Each Trustee serves in office until the election and qualification of a successor.
(5) Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6) The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7) Assistant vice presidents, assistant
    secretaries and assistant treasurers are not shown.
    The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request by calling 1-800-847-0200

notes

Thornburg International Value Fund

September 30, 2002

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.